Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Net loss	$ (342,940)	$ (157,279)
Adjustments for non-cash items:
Depreciation and amortization	205,711	206,136
Unrealized foreign exchange (gain) / loss	(570)	(10,677)
Deferred tax (benefit) / expense	(6,856)	82,487
Interest expense, net	23,268	9,217
Share-based compensation	55,126	24,811
Other (income) / expense, net	(2,017)	(169)
Impairment expense on goodwill and other assets	203,583	1,295
Allowance for credit losses and other	37,524	31,766
Loss / (gain) on disposal of subsidiary and other assets, net	2,007	(254)
Non-cash lease expense	7,085	6,991
Movements in working capital:
Accounts receivable, net	(55,937)	(20,642)
Prepaid expenses and other current assets	(18,052)	(3,893)
Accounts payable and other liabilities	18,066	(17,037)
Income tax payable / receivable	(6,528)	8,492
Net cash flows provided by operating activities	119,470	161,244
Cash flows in investing activities
Purchase of property, plant & equipment	(3,232)	(9,461)
Purchase of merchant portfolios	(8,324)	(15,223)
Other intangible asset expenditures	(79,177)	(72,139)
Disposal of subsidiary	0	1,948
Cash inflow from merchant reserves	31,673	15,927
Cash outflow from merchant reserves	(12,660)	(26,373)
Receipts under derivative financial instruments	820	3,617
Contingent consideration received	807	0
Other investing activities	0	164
Net cash flows used in investing activities	(70,093)	(101,540)
Cash flows from financing activities
Repurchases of shares withheld for taxes	(7,220)	(9,938)
Proceeds from employee share purchase plan	990	938
Purchase of treasury shares	(13,028)	(49,998)
Settlement funds - merchants and customers, net	(118,009)	(208,467)
Proceeds from loans and borrowings	428,647	82,811
Repayments of loans and borrowings	(464,535)	(98,678)
Proceeds under line of credit	598,000	641,000
Repayments under line of credit	(627,000)	(636,000)
Contingent consideration paid	(222)	(7,319)
Other financing activities	0	300
Net cash flows used in financing activities	(202,377)	(285,351)
Effect of foreign exchange rate changes	(30,902)	113,007
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(183,902)	(112,640)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,345,288	1,298,579
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,161,386	1,185,939
Supplemental cash flow disclosures:
Cash paid for interest	87,810	93,146
Cash paid for income taxes, net	35,289	27,311
Cash and cash equivalents	250,669	248,557
Customer accounts and other restricted cash	910,717	937,382
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,161,386	$ 1,185,939